INVENTORIES - Components of Inventories - Q2 (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Inventories [Abstract]
Raw materials and supplies	$ 61.9	$ 58.2		$ 47.2
Work-in-process	12.0	8.3		9.0
Finished goods	135.7	117.3		100.4
Inventories	$ 209.6	$ 183.8	[1]	$ 156.6

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.